CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Southwest Gas Corporation	Common Stock	Common Stock Southwest Gas Corporation	Additional paid-in capital	Additional paid-in capital Southwest Gas Corporation	Accumulated other comprehensive loss	Accumulated other comprehensive loss Southwest Gas Corporation	Retained earnings	Retained earnings Southwest Gas Corporation	Southwest Gas Holdings, Inc.	Noncontrolling interest
Beginning balance (in shares) at Dec. 31, 2017			48,090,000
Beginning balance at Dec. 31, 2017			$ 49,720		$ 955,332	$ 948,767	$ (47,682)	$ (47,073)	$ 857,398	$ 659,193		$ (2,365)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issuances (in shares)			4,936,000
Common stock issuances			$ 4,936		353,147
Change in ownership of noncontrolling interest					(2,710)							2,710
Foreign currency exchange translation adjustment							(3,010)
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax							4,783	4,783
FSIRS amounts reclassified to net income, net of tax	$ 2,541	$ 2,541					2,541	2,541
Reclassification of excess deferred taxes							(9,300)	(9,300)	9,300	9,300
Net income (loss)									182,277	138,842		(797)
Share-based compensation						2,926				(680)
Contributions from Southwest Gas Holdings, Inc.						113,549
Dividends declared									(104,690)	(89,500)
Ending balance (in shares) at Dec. 31, 2018			53,026,000	47,482,000
Ending balance at Dec. 31, 2018	$ 2,251,590	1,782,460	$ 54,656	$ 49,112	1,305,769	1,065,242	(52,668)	(49,049)	944,285	717,155	$ 2,252,042	(452)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared per share (in USD per share)	$ 2,080.00
Common stock issuances (in shares)			1,981,000
Common stock issuances			$ 1,981		161,620
Change in ownership of noncontrolling interest					(452)							452
Foreign currency exchange translation adjustment							2,038
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax							(8,643)	(8,643)
FSIRS amounts reclassified to net income, net of tax	$ 2,541	2,541					2,541	2,541
Reclassification of excess deferred taxes								0		0
Net income (loss)									213,936	163,171
Share-based compensation						3,905				(618)
Contributions from Southwest Gas Holdings, Inc.						159,936
Dividends declared									(119,149)	(97,600)
Ending balance (in shares) at Dec. 31, 2019	55,007,433		55,007,000	47,482,000
Ending balance at Dec. 31, 2019	$ 2,505,914	2,005,152	$ 56,637	$ 49,112	1,466,937	1,229,083	(56,732)	(55,151)	1,039,072	782,108	2,505,914	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared per share (in USD per share)	$ 2,180
Common stock issuances (in shares)			2,186,000
Common stock issuances			$ 2,186		142,218
Foreign currency exchange translation adjustment							1,713
Net actuarial gain (loss) arising during period, less amortization of unamortized benefit plan cost, net of tax							(8,451)	(8,451)
FSIRS amounts reclassified to net income, net of tax	$ 2,467	2,467					2,467	2,467
Reclassification of excess deferred taxes								0		0
Net income (loss)									232,324	159,118
Redemption value adjustment	$ 74,513								(74,513)
Share-based compensation						3,340				(780)
Contributions from Southwest Gas Holdings, Inc.						177,922
Dividends declared									(128,905)	(105,300)
Ending balance (in shares) at Dec. 31, 2020	57,192,925		57,193,000	47,482,000
Ending balance at Dec. 31, 2020	$ 2,674,953	$ 2,233,468	$ 58,823	$ 49,112	$ 1,609,155	$ 1,410,345	$ (61,003)	$ (61,135)	$ 1,067,978	$ 835,146	$ 2,674,953	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividends declared per share (in USD per share)	$ 2,280